Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
Yield Optimized Bond ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Fixed Income — 19.6%
(a)
iShares Agency Bond ETF .............. 139,469 $ 15,144,939
iShares Floating Rate Bond ETF
(b)
........ 292,778 14,914,111
30,059,050
International Fixed Income — 10.0%
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(a)
...................... 174,632 15,364,123
Investment Grade Bonds — 40.2%
(a)
iShares 10+ Year Investment Grade Corporate
Bond ETF ....................... 396,645 20,800,064
iShares 1-5 Year Investment Grade Corporate
Bond ETF ....................... 795,264 40,940,191
61,740,255
Mortgage-Backed Securities — 10.1%
iShares MBS ETF
(a)
.................. 164,779 15,456,270
Non-Investment Grade Bonds — 20.0%
iShares iBoxx $ High Yield Corporate Bond
ETF
(a) (b)
......................... 396,106 30,690,293
Total Long-Term Investments — 99 .9%
(Cost: $ 157,358,942 ) .............................. 153,309,991
Security Shares Value
Short-Term Securities
Money Market Funds — 11 .0%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(d)
................... 16,758,249 $ 16,768,305
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.32% .................... 121,687 121,687
Total Short-Term Securities — 11 .0%
(Cost: $ 16,889,731 ) ............................... 16,889,992
Total Investments — 110 .9%
(Cost: $ 174,248,673 ) .............................. 170,199,983
Liabilities in Excess of Other Assets — (10.9) % ............ (16,755,933)
Net Assets — 100.0% ............................... $ 153,444,050
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 28,231,183 $ — $ (11,464,675)
(a)
$ 4,008 $ (2,211) $ 16,768,305 16,758,249 $ 31,625
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 136,624 — (14,937)
(a)
— — 121,687 121,687 2,406 —
iShares 10+ Year Investment
Grade Corporate Bond ETF 11,681,249 7,932,198 (901,909) 30,992 2,057,534 20,800,064 396,645 175,537 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF 28,128,071 14,562,412 (2,865,444) (39,840) 1,154,992 40,940,191 795,264 272,343 —
iShares Agency Bond ETF ... 10,165,725 5,399,172 (753,748) 1,995 331,795 15,144,939 139,469 93,098 —
iShares Floating Rate Bond
ETF ................ 10,290,569 5,351,456 (757,575) 4,055 25,606 14,914,111 292,778 160,734 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 20,057,912 10,856,828 (1,642,937) 25,971 1,392,519 30,690,293 396,106 319,262 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 9,836,656 5,433,157 (742,753) 13,268 823,795 15,364,123 174,632 134,071 —
iShares MBS ETF ........ 9,790,225 5,541,157 (740,184) 15,368 849,704 15,456,270 164,779 98,798 —
$ 55,817 $ 6,633,734 $ 170,199,983 $ 1,287,874 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Yield Optimized Bond ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 153,309,991 $ — $ — $ 153,309,991
Short-Term Securities
Money Market Funds ...................................... 16,889,992 — — 16,889,992
$ 170,199,983 $ — $ — $ 170,199,983
Portfolio Abbreviation
ETF Exchange-Traded Fund
MBS Mortgage-Backed Securities